Research and Development Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and Development Expenses [Abstract]
Salaries, wages and related expenses		$ 1,209	$ 1,012	$ 933
Share-based payments		756	238	546
Service Providers	[1]	5,523	1,424	3,789
Research and development expense		$ 7,488	$ 2,674	$ 5,268

[1]	The Company has determined that it acts as an agent for certain transactions, see Note 3I. Accordingly, the Company recorded in 2020 USD 961 thousand as an offset of R&D costs and in 2019 USD 532. Receivables and payables regarding such transactions are recorded on a gross basis (see Notes 8 and 9, respectively).